Financial Instruments (Details 3) - Interest rate risk [member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) due to change in the index rate		$ (1,677,057)	$ (337,551)
Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation		(112,483)	(142,123)	[1]
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	[1]	(1,569,925)	(206,379)
Loans to investees with variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to investees with variable interest		5,351	10,951
2% increase in interest rates effect on pre-tax profit [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) due to change in the index rate		(2,143)	(291)
2% increase in interest rates effect on pre-tax profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation		(2,250)	(510)	[1]
2% increase in interest rates effect on pre-tax profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	[1]	0	0
2% increase in interest rates effect on pre-tax profit [Member] | Loans to investees with variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to investees with variable interest		107	219
2% decrease in interest rates effect on pre-tax profit [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) due to change in the index rate		2,143	291
2% decrease in interest rates effect on pre-tax profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation		2,250	510	[1]
2% decrease in interest rates effect on pre-tax profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation	[1]	0
Credit from banking corporations	[1]		0
2% decrease in interest rates effect on pre-tax profit [Member] | Loans to investees with variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation	[1]	$ (107)	$ (219)

[1]	The company has loans which are linked to the SOFR interest rate and loans linked to the Euribor interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facilities and have no impact on the Company’s results.